Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total financial assets	$ 32,643	$ 50,622
Liabilities:
Derivative liability- related party	25,155		$ 36,567
Total financial liabilities	25,155
Money Market Funds
Assets:
Short-term money market funds	32,643	50,622
Fair Value, Inputs, Level 1
Assets:
Total financial assets	32,643	50,622
Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Short-term money market funds	32,643	$ 50,622
Fair Value, Inputs, Level 3
Liabilities:
Derivative liability- related party	25,155
Total financial liabilities	$ 25,155